Additional Information - Financial Statement Schedule I (Details 3) (USD $)	Dec. 31, 2013	Dec. 31, 2012
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	73,000,000,000	73,000,000,000
Ordinary shares, shares issued	3,605,057,489	3,993,306,819
Ordinary shares, shares outstanding	3,605,057,489	3,993,306,819
Entities with net asset distribution restrictions
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	73,000,000,000	73,000,000,000
Ordinary shares, shares issued	3,605,057,489	3,993,306,819
Ordinary shares, shares outstanding	3,605,057,489	3,993,306,819